DEBT (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Components of long-term debt
Long-term and short-term debt was as follows:

	Successor (Consolidated)	Successor (Consolidated)
(in thousands of $)	June 30, 2023	December 31, 2022
Total long-term and short-term debt (1)	1,063,901	1,138,302
Less: current portion of long-term debt and short-term debt(1)	(159,739)	(180,065)
Long-term debt(1)	904,162	958,237

Schedule of debt
At June 30, 2023, our debt is broken down further as follows:

	Successor
(in thousands of $)	CoolCo debt	VIE Debt(2)	Total
Current portion of long-term debt and short-term debt (1)	74,900	84,839	159,739
Long-term debt (1)	904,162	—	904,162
Total(1)	979,062	84,839	1,063,901

(1) The amounts presented in the table above, are net of the deferred charges amounting to $6.6 million as of June 30, 2023 ( December 31, 2022: $6.2 million).

(2) This amount relates to the lessor VIEs (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP (see note 5).